Income Taxes - Additional Information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Provision or benefit for income tax	$ 0	$ 0
Deferred tax asset, increase in valuation allowance			$ 3,811,420	$ 739,510
Uncertain tax position impact effective tax rate			0	$ 0
Domestic Country [Member]
Income Taxes [Line Items]
Net operating loss carryforwards			$ 19,981,000
Operating Loss Carryforwards Expiration Year			2030
State [Member]
Income Taxes [Line Items]
Provision or benefit for income tax			$ 0
Net operating loss carryforwards			$ 20,978,000
Operating Loss Carryforwards Expiration Year			2030